Acquisition of Business (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Business Combinations [Abstract]
Revenues	$ 38,029
Net Income	$ 987
Basic and diluted net Income per share | $ / shares	$ 0.26